Share-Based Payments - Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payments
Share-based payment liabilities, current	€ 863	€ 1,130
Other non-financial liabilities, current	€ 4,643	€ 4,839
Share-based payment liabilities as % of B/S other non-financial liabilities, current	19.00%	23.00%
Share-based payment liabilities, non-current	€ 454	€ 605
Other non-financial liabilities, non-current	€ 770	€ 957
Share-based payment liabilities as % of B/S other non-financial liabilities, non-current	59.00%	63.00%
Share-based payment liabilities	€ 1,317	€ 1,735
Other non-financial liabilities	€ 5,413	€ 5,796
Share-based payment liabilities as % of B/S other non-financial liabilities	24.00%	30.00%
Other financial assets, current	€ 1,635	€ 297
Other financial assets, non-current	3,512	2,336
Other financial assets	€ 5,147	€ 2,633